Convertible note liability (Details)			6 Months Ended	12 Months Ended
	Jan. 25, 2024 USD ($) $ / shares	Jan. 15, 2024 USD ($) item	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Jan. 25, 2023 $ / shares
Convertible note liability
Pre -consolidation conversion price | $ / shares	$ 10
Number of days prior to effective initial registration statement for first reset date	5 days
Period of closing date considered for second reset date	3 months
Convertible note liability
Convertible note liability
Aggregate principal amount | $					$ 185,976	$ 3,125,000
Threshold period for volume-weighted average price	30 days	30 days
Convertible note liability | Investors
Convertible note liability
Threshold period for payment of price difference between VWAP and conversion price in cash or in shares	35 days
Convertible note liability | Maximum
Convertible note liability
Senior secured convertible notes | item		4
Convertible note liability | Maximum | Investors
Convertible note liability
Aggregate principal amount | $		$ 12,500,000
Subscription amount | $		10,000,000
First Tranche Note
Convertible note liability
Interest rate	8.00%
Initial Conversion Price | $ / shares	$ 750
First Tranche Note | Until the First Reset Date
Convertible note liability
Conversion floor price | $ / shares	75
First Tranche Note | On the Second Reset Date
Convertible note liability
Conversion floor price | $ / shares	$ 37.5
First Tranche Note | Investors
Convertible note liability
Notional amount | $	$ 3,125,000	3,125,000
Proceeds received from convertible note | $	$ 2,500,000	$ 2,500,000	$ 1,000,000	$ 2,500,000
Conversion floor price | $ / shares							$ 0